Unit-Based Payments (Summary Of Nonvested Time-Based Phantom Units) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Phantom Units, Granted	2,176	1,448	1,871
Weighted Average Grant-Date Fair Value, Granted	$ 25.23	$ 23.41	$ 15.46
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Phantom Units, Beginning	97,733
Nonvested Phantom Units, Granted	260,892
Nonvested Phantom Units, Vested	(35,296)
Nonvested Phantom Units, Forfeited	(1,609)
Nonvested Phantom Units, Ending	321,720
Weighted Average Grant-Date Fair Value, Beginning	$ 23.91
Weighted Average Grant-Date Fair Value, Granted	$ 29.14
Weighted Average Grant-Date Fair Value, Vested	$ 24.22
Weighted Average Grant-Date Fair Value, Forfeited	$ 27.94
Weighted Average Grant-Date Fair Value, Ending	$ 28.10